Teachers Insurance and Annuity Association of America College Retirement Equities Fund 8500 Andrew Carnegie Boulevard Charlotte, NC 28262	Rachael M. Zufall Senior Director & Associate General Counsel Advocacy & Oversight 704.988.4446 (tel) 704.988.1615 (fax) rzufall@tiaa-cref.org

January 7, 2014

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:      Rule 497(j) Filing for TIAA-CREF Life Funds (the “Trust”)

To Whom It May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 27 to the Trust’s Registration Statement on Form N-1A (File Nos. 333-61759, 811-08961); and (ii) the text of this Amendment was filed electronically via EDGAR on January 7, 2014.

Please contact the undersigned at (704) 988-4446 should you have any questions or comments regarding this letter.

Sincerely,

/s/ Rachael M. Zufall

Rachael M. Zufall